                                              File Numbers 33-80756 and 811-8590

                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549


                                     Form N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  X
                                                                    ---
                         Pre-Effective Amendment Number
                                                        ---

                         Post-Effective Amendment Number 7

                                       and/or


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  X
                                                                        ---

                                 Amendment Number 8


                     ADVANTUS INTERNATIONAL BALANCED FUND, INC.
                 (Exact Name of Registrant as Specified in Charter)


                400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA  55101
                      (Address of Principal Executive Offices)
         REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (651) 665-3826


        ERIC J. BENTLEY, 400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA 55101
                     (Name and Address of Agent for Service)


                                      Copy to:
                             Michael J. Radmer, Esquire
                                Dorsey & Whitney LLP
                               220 South Sixth Street
                         Minneapolis, Minnesota  55402-1498

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)

      X   immediately upon filing pursuant to paragraph (b)
     ---
          On (date) pursuant to paragraph (b)
     ---
          60 days after filing pursuant to paragraph (a)(1)
     ---
          on (date) pursuant to paragraph (a)(1)
     ---
          75 days after filing pursuant to paragraph (a)(2)
     ---
          on (date) pursuant to paragraph (a)(2) of Rule 485.
     ---

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
          this post-effective amendment designates a new effective date --- for a previously filed post-effective amendment.

Part A and Part B to the Registration Statement on Form N-1A for Advantus International Balanced Fund, Inc. are incorporated herein by reference, in their entirety, from Post-Effective Amendment Number 6 filed December 3, 1998.

                             PART C.  OTHER INFORMATION

ITEM 23.  EXHIBITS

     The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

     Securian Holding Company (Delaware)

Wholly-owned subsidiary of Securian Holding Company:

     Securian Financial Group, Inc. (Delaware)

Wholly-owned subsidiary of Securian Financial Group, Inc.

     Minnesota Life Insurance Company

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

     Advantus Capital Management, Inc.
     HomePlus Insurance Company
     Northstar Life Insurance Company (New York)
     The Ministers Life Insurance Company
     Robert Street Energy, Inc.
     Capitol City Property Management, Inc.
     DataPlan Securities, Inc. (Ohio)
     MIMLIC Imperial Corporation
     MIMLIC Funding, Inc.
     MCM Funding 1997-1, Inc.
     MCM Funding 1998-1, Inc.
     Personal Finance Company (Delaware)
     MIMLIC Venture Corporation
     HomePlus Insurance Agency, Inc.
     Ministers Life Resources, Inc.
     Enterprise Holding Corporation
     Wedgewood Valley Golf, Inc.

Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company:

     Advantus Series Fund, Inc.

Wholly-owned subsidiary of Advantus Capital Management, Inc.:

     Ascend Financial Services, Inc.

Wholly-owned subsidiaries of Ascend Financial Services, Inc.:

     MIMLIC Insurance Agency of Massachusetts, Inc. (Massachusetts) MIMLIC Insurance Agency of Texas, Inc. (Texas)
     Ascend Insurance Agency of Nevada, Inc. (Nevada)
     Ascend Insurance Agency of Oklahoma, Inc. (Oklahoma)

Wholly-owned subsidiaries of Enterprise Holding Corporation:

     Financial Ink Corporation
     Oakleaf Service Corporation
     Concepts in Marketing Research Corporation
     Concepts in Marketing Services Corporation
     Lafayette Litho, Inc.

Wholly-owned subsidiary of HomePlus Insurance Agency, Inc.:

     HomePlus Insurance Agency of Texas, Inc. (Texas)

Majority-owned subsidiaries of MIMLIC Imperial Corporation:

     J. H. Shoemaker Advisory Corporation (Tennessee)
     Consolidated Capital Advisors, Inc. (Tennessee)

Majority-owned subsidiary of Ascend Financial Services, Inc.:

     MIMLIC Insurance Agency of Ohio, Inc. (Ohio)

Majority-owned subsidiaries of Minnesota Life Insurance Company:

     MIMLIC Life Insurance Company (Arizona)
     Advantus Enterprise Fund, Inc.
     Advantus International Balanced Fund, Inc.
     Advantus Venture Fund, Inc.

Fifty percent-owned subsidiary of MIMLIC Imperial Corporation:

     C.R.I. Securities, Inc.

Less than majority owned, but greater than 25% owned, subsidiaries of Minnesota Life Insurance Company:

     Advantus Money Market Fund, Inc.
     MIMLIC Cash Fund, Inc.
     Advantus Cornerstone Fund, Inc.
     Advantus Index 500 Fund, Inc.

Less than 25% owned subsidiaries of Minnesota Life Insurance Company:

     Advantus Horizon Fund, Inc.
     Advantus Spectrum Fund, Inc.
     Advantus Mortgage Securities Fund, Inc.
     Advantus Bond Fund, Inc.

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 25.  INDEMNIFICATION

     The Articles of Incorporation and Bylaws of the Registrant provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, to the full extent permitted by Section 302A.521, Minnesota Statutes, as now enacted or hereafter amended, provided that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended. Section 302A.521 of the Minnesota
Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding, if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith; received no improper personal benefit and the Minnesota Statute dealing with directors' conflicts of interest, if applicable, has been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

     Section 17(h) of the Investment Company Act of 1940 provides that neither the charter, certificate of incorporation, articles of association, indenture of trust, nor the by-laws of any registered investment company, nor any other instrument pursuant to which such a company is organized or administered, shall contain any provisions which protects or purports to protect any director or officer of such company against any liability to the company or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties involved in the conduct of his office. The staff of the Securities and Exchange Commission has stated that it is of the view that an indemnification provision does not violate
Section 17(h) if it precludes indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties ("Disabling conduct") and sets forth reasonable and fair means for determining whether indemnification shall be made. In the staff's view, "reasonable and fair means" would include (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of directors who are neither "interested persons" of the company as defined in Section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors") or (b) an independent legal counsel in a written opinion. The dismissal of either a court action or administrative proceeding against an indemnitee for insufficiency of evidence of any disabling conduct with which he has been charged would, in the staff's view, provide reasonable assurance that he was not liable by reason of disabling conduct. The staff also believes that a determination by the vote of a majority of a quorum of disinterested, non-party directors would provide reasonable assurance that the indemnitee was not liable by reason of disabling conduct.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     (a)  Advantus Capital Management, Inc.



DIRECTORS AND OFFICERS     OFFICE WITH
OF INVESTMENT ADVISER   INVESTMENT ADVISER    OTHER BUSINESS CONNECTIONS
----------------------  --------------------  --------------------------

William N. Westhoff     President, Treasurer  Vice President and Director,
                        and Director          Robert Street Energy, Inc.;
                                              Senior Vice President and
                                              Treasurer, Minnesota Life
                                              Insurance Company; President, MCM
                                              Funding 1997-1, Inc.; President,
                                              MCM Funding 1998-1, Inc.

Frederick P. Feuerherm  Vice President,       Vice President, Minnesota
                        Assistant Secretary   Life Insurance Company;
                        and Director          Vice President and Director,
                                              MIMLIC Funding, Inc.; Vice
                                              President and Assistant Secretary,
                                              MCM Funding 1997-1, Inc.; Vice
                                              President and Assistant Secretary,
                                              MCM Funding 1998-1, Inc.

Guy M. de Lambert       Vice President,       Second Vice President,
                        Secretary and         Minnesota Life Insurance Company;
                        Director              President, Secretary and Director,
                                              Personal Finance Company;
                                              President and Director, Wedgewood
                                              Valley Golf, Inc.; President and
                                              Director, MIMLIC Venture
                                              Corporation; President and
                                              Director, MIMLIC Funding, Inc.;
                                              President, Secretary and Director,
                                              Robert Street Energy, Inc.; Vice
                                              President and Secretary, MCM
                                              Funding 1997-1, Inc.; Vice
                                              President and Secretary, MCM
                                              Funding 1998-1, Inc.

Lynne M. Mills          Vice President        Second Vice President, Minnesota
                                              Life Insurance Company; Vice
                                              President and Director, Robert
                                              Street Energy, Inc.; Vice
                                              President, MCM Funding

                                              1997-1, Inc.; Vice President, MCM
                                              Funding 1998-1, Inc.

Dianne Orbison          Vice President        Second Vice President, Minnesota
                                              Life Insurance Company; Vice
                                              President and Director, MCM
                                              Funding 1997-1, Inc.; Vice
                                              President, MIMLIC Venture
                                              Corporation; Vice President and
                                              Director, MCM Funding 1998-1, Inc.

Richard W. Worthing     Vice President and    Vice President, MCM Funding
                        Head of Equities      1997-1, Inc.; Vice President,
                                              MIMLIC Funding, Inc.; Vice
                                              President, MCM Funding 1998-1,
                                              Inc.; Second Vice President,
                                              Minnesota Life Insurance Company

James P. Tatera         Vice President,       Second Vice President,
                        Equity Portfolio      Minnesota Life Insurance
                        Manager               Company; Vice President, MIMLIC
                                              Funding, Inc.; Vice President
                                              and Assistant Secretary, MCM
                                              Funding 1997-1, Inc.; Vice
                                              President and Assistant Secretary,
                                              MCM Funding 1998-1, Inc.

Marilyn Froelich        Vice President        Vice President, MCM Funding
                                              1997-1, Inc.; Vice President, MCM
                                              Funding 1998-1, Inc.; Director,
                                              Investment Advisory, Minnesota
                                              Life Insurance Company

Loren Haugland          Vice President        Vice President, MCM Funding
                                              1997-1, Inc.; Vice President, MCM
                                              Funding 1998-1, Inc.; Senior
                                              Investment Officer, Minnesota
                                              Life Insurance Company

Thomas A. Gunderson     Vice President        Vice President, MCM Funding
                                              1997-1, Inc.; Vice President, MCM
                                              Funding 1998-1, Inc.; Investment
                                              Officer, Total Return, Minnesota
                                              Life Insurance Company

Kent R. Weber           Vice President        Vice President, MCM Funding
                                              1997-1, Inc.; Vice

                                              President, MCM
                                              Funding 1998-1, Inc.; Investment
                                              Officer, Total Return, Minnesota
                                              Life Insurance Company

Jeffrey R. Erickson     Vice President        Vice President, MCM Funding
                                              1997-1, Inc.; Vice President, MCM
                                              Funding 1998-1, Inc.; Investment
                                              Officer, Total Return, Minnesota
                                              Life Insurance Company

Gary A. Aster           Vice President        Vice President, MCM Funding
                                              1997-1, Inc.; Vice President, MCM
                                              Funding 1998-1, Inc.; Investment
                                              Officer, Equities, Minnesota
                                              Life Insurance Company

Wayne R. Schmidt        Vice President        Secretary and Treasurer, MIMLIC
                                              Funding, Inc.; Assistant Secretary
                                              and Treasurer, Robert Street
                                              Energy, Inc.; Vice
                                              President and Secretary, MIMLIC
                                              Imperial Corporation; Vice
                                              President and Assistant Secretary,
                                              MCM Funding 1997-1, Inc.;
                                              Vice President and Assistant
                                              Secretary, MCM Funding 1998-1,
                                              Inc.; Investment Officer - Fixed
                                              Income PM, Minnesota Life
                                              Insurance Company

Joseph R. Betlej        Vice President        Vice President, Secretary and
                                              Director, Wedgewood Valley Golf,
                                              Inc.; Vice President and
                                              Secretary, MIMLIC Venture
                                              Corporation; Vice President, MCM
                                              Funding 1997-1, Inc.; Vice
                                              President, MCM Funding 1998-1,
                                              Inc.; Senior Investment
                                              Officer, Minnesota Life Insurance
                                              Company

Steven Laude            Vice President        Vice President, MCM Funding
                                              1997-1, Inc.; Vice President, MCM
                                              Funding 1998-1, Inc.; Senior
                                              Investment Officer - Fixed
                                              Income, Minnesota Life Insurance
                                              Company

Erica Bergsland         Vice President        Vice President, MCM Funding
                                              1997-1, Inc.; Vice President, MCM
                                              Funding 1998-1, Inc.; Senior
                                              Investment Officer - Mortgage,
                                              Minnesota Life Insurance Company

Thomas G. Meyer         Vice President        Vice President, MCM Funding
                                              1997-1, Inc.; Vice President, MCM
                                              Funding 1998-1, Inc.; Director,
                                              Marketing Development, Minnesota
                                              Life Insurance Company

Rodney Hare             Vice President        Director of Institutional
                                              Marketing, Minnesota Life
                                              Insurance Company; Vice President,
                                              MCM Funding 1997-1, Inc.; Vice
                                              President, MCM Funding 1998-1,
                                              Inc.

Gary Kleist             Financial Vice        Director, Investment
                        President             Operations, Minnesota Life
                                              Insurance Company; Vice President,
                                              MCM Funding 1997-1, Inc.; Vice
                                              President, MCM Funding, 1998-1,
                                              Inc.

Sean O'Connell          Vice President        Senior Investment Officer -
                                              Mortgage, Minnesota Life Insurance
                                              Company; Vice President, MCM
                                              Funding 1997-1, Inc.; Vice
                                              President, MCM Funding 1998-1,
                                              Inc.

John Leiviska           Vice President        Senior Investment Officer - Fixed
                                              Income, Minnesota Life
                                              Insurance Company; Vice President,
                                              MCM Funding 1997-1, Inc.;
                                              Vice President, MCM Funding
                                              1998-1, Inc.

Annette Masterson       Vice President        Senior Investment Officer - Fixed
                                              Income, Minnesota Life Insurance
                                              Company; Vice President, MCM
                                              Funding 1997-1, Inc.; Vice
                                              President, MCM Funding 1998-1,
                                              Inc.

Mark L. Henneman        Vice President        Value Portfolio Manager, Minnesota
                                              Life Insurance

                                              Company; Vice President, MCM
                                              Funding 1997-1, Inc.; Vice
                                              President, MCM Funding 1998-1,
                                              Inc.



Kevin J. Hiniker       Associate General      Investment Officer - Law
                       Counsel                and Assistant Secretary, Minnesota
                                              Life Insurance Company; Assistant
                                              Secretary, Robert Street Energy,
                                              Inc.; Assistant Secretary, MCM
                                              Funding 1997-1, Inc.; Assistant
                                              Secretary, MCM Funding 1998-1,
                                              Inc.

     (b)  Templeton Investment Counsel, Inc.

     Templeton Investment Counsel, Inc. ("TICI"), a Florida corporation with offices at Broward Financial Centre, Suite 2100, Fort Lauderdale, Florida 33394-3091, is an indirect, wholly-owned subsidiary of Franklin Resources, Inc. TICI acts as the investment adviser to, in addition to acting as investment sub-adviser to the Registrant, the following U.S. registered investment companies or series:

FRANKLIN TEMPLETON FUNDS

     Franklin Investors Securities Trust:
          - Franklin Global Government Income Fund (Subadviser) Franklin Strategic Series:
          -    Franklin Strategic Income Fund (Subadviser)
     Franklin Templeton International Trust:
          -    Templeton Foreign Smaller Companies Fund (Subadviser)
          -    Templeton Pacific Growth Fund (Subadviser)
     Franklin Valuemark Funds:
          -    Templeton Global Asset Allocation Fund (Subadviser)
          -    Templeton Global Income Securities Fund (Subadviser)
          -    Templeton International Equity Fund (Subadviser)
          -    Templeton International Smaller Companies Fund
          - Templeton Pacific Growth Fund (Subadviser) Franklin/Templeton Global Trust:
          -    Franklin/Templeton German Government Bond Fund (Subadviser)
          -    Franklin/Templeton Global Currency Fund (Subadviser)
          -    Franklin/Templeton Hard Currency Fund (Subadviser)
          - Franklin/Templeton High Income Currency Fund (Subadviser) Franklin/Templeton Japan Fund
     Templeton American Trust, Inc.
     Templeton Balanced Fund (Subadviser)
     Templeton Canada Global Bond Fund (Subadviser)
     Templeton Canadian Asset Allocation Fund (Subadviser)
     Templeton Canadian Bond Fund (Subadviser)
     Templeton Capital Accumulator Fund, Inc.
     Templeton Emerging Markets Appreciation Fund (Subadviser)
     Templeton Emerging Markets Appreciation Fund, Inc. (Subadviser) Templeton Emerging Markets Income Fund, Inc.
     Templeton Global Balanced Fund (Subadviser)
     Templeton Global Governments Income Trust
     Templeton Global Income Fund, Inc.

     Templeton Global Income Portfolio Ltd.
     Templeton Global Investment Trust:
          -    Templeton Americas Government Securities Fund
          -    Templeton Global Infrastructure Fund
          -    Templeton Latin America Fund
     Templeton Global Opportunities Trust
     Templeton Global Smaller Companies Fund
     Templeton Global Smaller Companies Growth Fund, Inc.
     Templeton Global Strategy Funds:
          -    Franklin Templeton International Bond Fund (Subadviser)
          -    Templeton American Fund
          -    Templeton Deutsche Mark Emerging Markets Fixed Income Fund
          -    Templeton Deutsche Mark Global Bond Fund
          -    Templeton Deutsche Mark Liquid Reserve Fund
          -    Templeton Emerging Markets Fixed Income Fund
          -    Templeton Global Income Fund
          -    Templeton Managed Currency Fund
          -    Templeton U.S. Dollar Liquid Reserve Fund
     Templeton Global Trust Fund (Subadviser)
     Templeton Income Trust:
          -    Templeton Global Bond Fund
     Templeton Institutional Funds, Inc.:
          -    Templeton Emerging Fixed Income Markets Series
          -    Templeton Foreign Equity Series
          -    Templeton Growth Series
     Templeton International Balanced Fund (Subadviser)
     Templeton International Foreign Fund
     Templeton International Growth Fund
     Templeton Russia and Eastern European Debt Fund (Subadviser)
     Templeton Variable Annuity Fund
     Templeton Variable Products Series Fund (TVPSP):
          -    Templeton Asset Allocation Fund
          -    Templeton Bond Fund
          -    Templeton International Fund
          -    Templeton Money Market Fund
          -    Templeton Stock Fund

OUTSIDE FUNDS

     Advantus International Balanced Fund (Subadviser)
     Advantus Series Fund, Inc.:
          -    International Stock Portfolio (Subadviser)
     American AAdvantage Funds (Subadviser)
     American AAdvantage Mileage Funds (Subadviser)
     Marshall International Stock Fund (Subadviser)
     Maxim Series Fund, Inc.:
          -    International Equity Portfolio (Subadviser)
     Northwestern Mutual International Equity Fund (Subadviser)
     Northwestern Mutual Life - Mason Street International Equity Fund (Subadviser)

     The following are Directors of TICI, located at the above-referenced address unless otherwise indicated, and their principal occupations or other business connections which are of a substantial nature:


     NAME, ADDRESS AND
     POSITION WITH TICI                               PRINCIPAL OCCUPATION
     ------------------                               --------------------
     Charles E. Johnson                               Senior Vice President and
     Chairman                                         and Director of Franklin
                                                      Resources, Inc.; President and
                                                      Director of Templeton Worldwide, Inc.


     Donald F. Reed                                   President, CEO and Director of
     Director and President                           Templeton Management Limited


     Martin L. Flanagan                               Senior Vice President, Chief
     Director and Executive                           Financial Officer and
     Vice President                                   Treasurer of Franklin
     777 Mariners Island Blvd.                        Resources, Inc.
     San Mateo, California

     Gregory E. McGowan                               Attorney - International
     Director and Executive                           Marketing
     Vice President

     Gary P. Motyl                                    Equity Research and Portfolio
     Director and Executive                           Management
     Vice President

     Elizabeth M. Knoblock                            Attorney
     Senior Vice President,
     Secretary and General Counsel



ITEM 27.  PRINCIPAL UNDERWRITERS

     (a) Ascend Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

     Advantus Horizon Fund, Inc.
     Advantus Spectrum Fund, Inc.
     Advantus Mortgage Securities Fund, Inc.
     Advantus Money Market Fund, Inc.
     Advantus Bond Fund, Inc.
     Advantus Cornerstone Fund, Inc.
     Advantus Enterprise Fund, Inc.
     Advantus International Balanced Fund, Inc.
     Advantus Venture Fund, Inc.
     Advantus Index 500 Fund, Inc.
     MIMLIC Cash Fund, Inc.
     Variable Fund D
     Variable Annuity Account
     Minnesota Life Variable Life Account
     Group Variable Annuity Account
     Minnesota Life Variable Universal Life Account

     (b) The name and principal business address, positions and offices with Ascend Financial Services, Inc., and positions and offices with Registrant of each director and officer of Ascend Financial Services, Inc. is as follows:




                                   POSITIONS AND                POSITIONS AND
NAME AND PRINCIPAL                 OFFICES                      OFFICES
BUSINESS ADDRESS                   WITH UNDERWRITER             WITH REGISTRANT
------------------                 ----------------             ---------------
Robert E. Hunstad                  Director                      None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

George I. Connolly                 President, Chief              None
Ascend Financial Services, Inc.    Executive Officer, Chief
400 Robert Street North            Compliance Officer and
St. Paul, Minnesota 55101          Director

Margaret Milosevich                Vice President, Chief         Assistant
Ascend Financial Services, Inc.    Operations Officer,           Secretary
400 Robert Street North            Treasurer and Secretary
St. Paul, Minnesota 55101

Dennis E. Prohofsky                Director                      None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Thomas L. Clark                    Assistant Treasurer           Assistant
Ascend Financial Services, Inc.    and Assistant Secretary       Secretary
400 Robert Street North
St. Paul, Minnesota 55101



     (c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     The physical possession of the accounts, books and other documents required to be maintained by Section 3(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder is maintained by Minnesota Life, 400 Robert Street North, St. Paul, Minnesota 55101; except that the physical possession of certain accounts, books and other documents related to the custody of the Registrant's securities is maintained by the following custodian:

     Norwest Bank Minnesota, N.A.
     8th Street and Marquette Avenue
     Minneapolis, Minnesota  55479

ITEM 29.  MANAGEMENT SERVICES

     Not applicable.

ITEM 30.  UNDERTAKINGS

     (a)  Not applicable.

     (b)  Not applicable.

     (c) The Registrant hereby undertakes to furnish, upon request and without charge to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders containing the information called for by Item 5A.

                                     SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of St. Paul and the State of Minnesota on the 1st day of February, 1999.


     ADVANTUS INTERNATIONAL BALANCED FUND, INC.
     Registrant


     By-------------------------------------
            William N. Westhoff, President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


  -------------------         President (principal     February 1, 1999
  William N. Westhoff         executive officer)
                              and Director


  ----------------------      Director and Treasurer   February 1, 1999
  Frederick P. Feuerherm      (principal financial
                              and accounting officer)


  Ralph D. Ebbott*            Director)
  ---------------------------
  Ralph D. Ebbott                     )        By----------------------------
                                      )               William N. Westhoff
                                      )                 Attorney-in-Fact
  Charles E. Arner*           Director)
  ---------------------------
  Charles E. Arner                    )             Dated:  February 1, 1999
                                      )
                                      )
  Ellen S. Berscheid*         Director)
  ---------------------------
  Ellen S. Berscheid                  )

________________


*Registrant's director executing power of attorney dated October 22, 1998, a copy of which is filed herewith.

                     ADVANTUS INTERNATIONAL BALANCED FUND, INC.
                                   EXHIBIT INDEX

Exhibit Number and Description:
(a)       Articles of Incorporation for the Registrant. (1)

(b)       Bylaws of the Registrant. (1)

(c)       Not applicable.

(d)(1)    Investment Advisory Agreement between Advantus Capital Management,
          Inc. and the Registrant. (1)

(d)(2)    Investment Sub-Advisory Agreement between Advantus Capital Management,
          Inc. and Templeton Investment Counsel, Inc. (1)

(e)(1)    Underwriting and Distribution Agreement between the Registrant and
          Ascend Financial Services, Inc. (3)

(e)(2)    Form of Dealer Sales Agreement between Ascend Financial Services,
          Inc., principal underwriter for the Registrant, and dealers. (3)

(f)       Not applicable.

(g)       Custodian Agreement between the Registrant and Norwest Bank Minnesota,
          N.A. (1)

(h)       Shareholder and Administrative Services Agreement between the
          Registrant and The Minnesota Mutual Life Insurance Company. (3)

(i)       Opinion and Consent of Dorsey & Whitney LLP.

(j)       Consent of KPMG Peat Marwick LLP. (3)

(k)       Not applicable.

(l)(1) Letter of Investment Intent regarding the Registrant's initial capital from MIMLIC Asset Management Company. (1)

(l)(2) Letter of Investment Intent regarding the Registrant's initial capital from The Minnesota Mutual Life Insurance Company. (1)

(m)(1)    Plan of Distribution for Class A shares of the Registrant. (3)

(m)(2)    Plan of Distribution for Class B shares of the Registrant. (2)

(m)(3)    Plan of Distribution for Class C shares of the Registrant. (1)

(n)(1)    Financial Data Schedule for Class A shares of the Registrant.

(n)(2)    Financial Data Schedule for Class B shares of the Registrant.

(n)(3)    Financial Data Schedule for Class C shares of the Registrant.

(o)       Multiple Class Plan pursuant to Rule 18f-3. (3)


(p) Power of Attorney to sign Registration Statement executed by Directors of Registrant.


-----------------------------

(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A filed January 26, 1996.

(2) Incorporated by reference to the Registrant's Registration Statement on Form N-1A filed November 29, 1996.

(3) Incorporated by reference to the Registrant's Registration Statement on Form N-1A filed December 3, 1998.